NUVEEN GLOBAL EQUITY INCOME FUND

SUPPLEMENT DATED JULY 1, 2022

TO THE PROSPECTUS DATED OCTOBER 29, 2021

Peter Boardman has been named a portfolio manager of Nuveen Global Equity Income Fund. James Stephenson and Thomas Ray will continue to serve as portfolio managers for the Fund. See “How We Manage Your Money – Who Manages The Funds” in the prospectus for a description of Mr. Boardman’s relevant experience.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GEIFP-0722P

NUVEEN GLOBAL EQUITY INCOME FUND

SUPPLEMENT DATED JULY 1, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 29, 2021

1.	Peter Boardman has been named a portfolio manager of Nuveen Global Equity Income Fund. James Stephenson and Thomas Ray will continue to serve as portfolio managers for the Fund.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Peter Boardman*	Registered Investment Companies	1	$92.6	0	$0
	Other Pooled Investment Vehicles	1	$307.6	0	$0
	Other Accounts	154	$354.1	0	$0

*	Began serving as a portfolio manager on July 1, 2022. Information provided is as of May 31, 2022.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Peter Boardman*	Nuveen Global Equity Income Fund	E

*	Began serving as a portfolio manager on July 1, 2022. Information provided is as of May 31, 2022.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GEIFSAI-0722P